33. Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic
Profit attributable to shareholders of the Company	R$ 1,828,254	R$ 3,622,127	R$ 2,545,101
Weighted average number of shares issued (thousands)	2,420,804	2,420,481	2,420,172
Basic earnings per share (in R$) (in R$ per share)	R$ 0.76	R$ 1.50	R$ 1.05
Diluted
Profit attributable to shareholders of the Company	R$ 1,828,254	R$ 3,622,127	R$ 2,545,101
Weighted average number of shares issued (thousands)	2,421,065	2,421,018	2,421,075
Diluted earnings per share (in R$ ) (in R$ per share)	R$ 0.76	R$ 1.50	R$ 1.05